Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Leasehold buildings and leasehold improvement*	8,288,008	9,640,784	7,473,054
Computers	70,635	84,464	65,472
Office equipment	49,695	49,992	38,751
Machinery	530,182	530,183	410,971
Furniture, fixtures & fittings	61,971	78,183	60,604
Motor vehicles	2,745,758	3,065,864	2,376,504
Subtotal	11,746,249	13,449,470	10,425,356
Less: Accumulated depreciation and amortization	(5,346,692)	(5,943,892)	(4,607,407)
Property, plant and equipment, net	6,399,557	7,505,578	5,817,949

Schedule of Carrying Value of Property, Plant and Equipment on Finance Lease Arrangements

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Motor vehicles	2,241,131	2,098,687	1,626,797
Less: Accumulated amortization	(1,406,214)	(1,246,164)	(965,964)
Motor vehicles, net	834,917	852,523	660,833